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GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RTET/INTER/ANNUAL 06/01

                                     [LOGO]

                                   ANNUAL REPORT

        INTERSTATE TAX-EXEMPT FUND

                                    MAY 31, 2001

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2001

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--98.6%                               (NOTE 1)
 ---------   -----------------------------                               --------
             ALABAMA--0.5%
$ 2,350,000  Stevenson, Alabama, IDA, 3.00%, 11/1/11 (a).............  $  2,350,000
                                                                       ------------
             ALASKA--0.5%
  1,050,000  Anchorage Alaska, GO, 5.50%, 2/1/02 (b).................     1,064,692
  1,245,000  Anchorage Alaska, WSR, GO, 4.30%, 9/1/01 (b)............     1,247,818
                                                                       ------------
                                                                          2,312,510
                                                                       ------------
             ARKANSAS--0.3%
  1,200,000  Arkansas State, DFA, 2.90%, 12/1/15 (a).................     1,200,000
                                                                       ------------
             ARIZONA--1.8%
  1,100,000  Apache County IDA for Tucson Electric Power Company,
             2.90%, 12/15/18 (a).....................................     1,100,000
  1,000,000  Apache County IDA for Tucson Electric Power Company,
             3.05%, 12/1/20 (a)......................................     1,000,000
  1,100,000  Arizona Health Facilities Authority, 2.95%, 10/1/15
             (a).....................................................     1,100,000
    530,000  Avondale IDA for National Health Investors Project,
             3.10%, 12/1/14 (a)......................................       530,000
    700,000  Maricopa County Public Service for Palo Verde Project,
             3.05%, 5/1/29 (a).......................................       700,000
    500,000  Pima County Arizona IDA for Tucson Electric Project,
             3.05%, 10/1/22 (a)......................................       500,000
  1,700,000  Pima County Arizona IDA for Tucson Electric Power,
             2.90%, 12/1/22 (a)......................................     1,700,000
  1,000,000  Tucson Arizona Airport Authority GO, 5.10%, 6/1/01
             (b).....................................................     1,000,000
                                                                       ------------
                                                                          7,630,000
                                                                       ------------
             CALIFORNIA--1.1%
     10,000  Alameda Contra Costa Capital Improvements, 2.85%, 6/1/22
             (a).....................................................        10,000
  1,000,000  California HFA, Series 94A, 2.50%, 7/15/13 (a)..........     1,000,000
  3,900,000  International Airport Authority for American Airlines,
             3.15%, 12/1/24 (a)......................................     3,900,000
                                                                       ------------
                                                                          4,910,000
                                                                       ------------
             COLORADO--2.3%
  2,155,000  Arapahoe County, MFH, Stratford Street Project, 3.00%,
             11/1/17 (a).............................................     2,155,000
    900,000  Broomfield IDA for Buckeye Investments Project, 3.05%,
             12/1/09 (a).............................................       900,000
  1,850,000  Denver County Airport, Series B, 3.00%, 12/1/20 (a).....     1,850,000
    400,000  Eagle County Smith Creek Metropolitan District, 3.05%,
             10/1/35 (a).............................................       400,000
  3,000,000  Garfield County, Valley View Hospital, 3.05%, 11/1/19
             (a).....................................................     3,000,000
  1,300,000  Poudre Valley County, GO, prefunded 12/1/01 @ 101,
             6.625%, 12/1/11 (b).....................................     1,335,059
                                                                       ------------
                                                                          9,640,059
                                                                       ------------
             CONNECTICUT--1.8%
  2,000,000  Connecticut State GO, Series B, 2.60%, 5/15/14 (a)......     2,000,000
  1,000,000  Connecticut State GO, Series 1A, 2.90%, 2/15/21 (a).....     1,000,000
    300,000  Connecticut Development Authority, IDR for the Allen
             Group, 3.50%, 2/1/13 (a)................................       300,000
    600,000  Connecticut HEFA for Bradley Health Care, Series B,
             2.30%, 7/1/29 (a).......................................       600,000
    450,000  Connecticut HEFA for Sharon Hospital Series 97A, 2.75%,
             7/1/27 (a)..............................................       450,000
    100,000  Connecticut HEFA for Yale University, Series U, 2.45%,
             7/1/33 (a)..............................................       100,000
  1,000,000  Connecticut HEFA for Hotchkiss School Series A, 2.55%,
             7/1/03 (a)..............................................     1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             CONNECTICUT (CONTINUED)
$   800,000  Connecticut Special Tax Transportation Infrastructure
             Series 1 Revenue Bonds, 2.85%, 9/1/20 (a)...............  $    800,000
  1,300,000  Hartford Redev. Agency MFH for Underwood Towers Project,
             2.70%, 6/1/20 (a).......................................     1,300,000
                                                                       ------------
                                                                          7,550,000
                                                                       ------------
             DELAWARE--0.2%
  1,000,000  Delaware Transportation Authority prefunded 7/1/01@ 100,
             6.00%, 7/1/14 (b).......................................     1,001,314
                                                                       ------------
             FLORIDA--7.0%
  2,000,000  Dade County, IDA for Dolphin Stadium Project, Series D,
             3.05%, 1/1/16 (a).......................................     2,000,000
  3,000,000  Dade County, IDA for Florida Power and Light, 3.00%,
             4/1/20 (a)..............................................     3,000,000
  2,200,000  Dade County, HFAR for Miami Childrens Hospital, 3.05%,
             9/1/20 (a)..............................................     2,200,000
    700,000  Florida Dept. of General Services Environmental
             Prevention GO, 4.80%, 9/1/01 (b)........................       700,833
  1,300,000  Florida Division Board of Finance, GO, 5.00%, 7/1/01
             (b).....................................................     1,300,730
  1,400,000  Florida HFA for Kings Colony, 3.00%, 8/1/06 (a).........     1,400,000
    900,000  Florida HFA for River Oaks, Series 85TT, 3.00%, 12/1/29
             (a).....................................................       900,000
     10,000  Gulf Breeze, Series 85C Revenue Bonds, 2.95%, 12/1/15
             (a).....................................................        10,000
    500,000  Hillsborough County, Delta Airlines, 3.10%, 12/1/30
             (a).....................................................       500,000
  1,500,000  Lee County, IDA for Bonia Community Health, Series A,
             3.10%, 12/1/29 (a)......................................     1,500,000
  1,400,000  Martin County, PCR, Florida Power and Light, 3.20%,
             7/15/22 (a).............................................     1,400,000
    600,000  Ormond Beach, GO, WSR, 5.00%, 9/1/01 (b)................       602,966
  1,710,000  Orange County, IDA for Lake Highland Prep School, 3.00%,
             10/1/18 (a).............................................     1,710,000
    700,000  Orange County, Trinity Prep Series 98A, 3.10%, 10/1/23
             (a).....................................................       700,000
  2,800,000  Palm Beach County, WSR, 3.10%, 10/1/11 (a)..............     2,800,000
    800,000  Palm Beach County, Norton Gallery School of Art, 2.95%,
             5/1/30 (a)..............................................       800,000
    300,000  Pinellas County, Chi Chi Rodriguez Foundation, 3.05%,
             8/1/16 (a)..............................................       300,000
  1,000,000  Pinellas County, Pooled Hospital Series 85, 3.10%,
             12/1/15 (a).............................................     1,000,000
  2,300,000  Saint Johns County, Development Authority Healthcare
             Glenmoor, 2.90%, 1/1/07 (a).............................     2,300,000
    200,000  University of North Florida Capital Improvement Project,
             3.10%, 11/1/24 (a)......................................       200,000
  2,400,000  University Athletic Inc., Florida Stadium Project,
             3.30%, 2/1/20 (a).......................................     2,400,000
    600,000  Volusia HFA for Southwest Volusia, 2.95%, 11/15/23
             (a).....................................................       600,000
  1,500,000  Volusia County, IDR, 3.10%, 9/1/21 (a)..................     1,500,000
                                                                       ------------
                                                                         29,824,529
                                                                       ------------
             GEORGIA--4.0%
  5,000,000  Burke County, Oglethorpe, 3.20%, 7/16/01 (b)............     5,000,000
  4,300,000  Fulton County, Bridgeway Foundation for Education,
             3.00%, 6/1/15 (a).......................................     4,300,000
  1,474,721  Georgia Muni. Assoc. Pool Bd. COP, 3.05%, 12/15/20
             (a).....................................................     1,474,721
  3,250,000  Macon-Bibb County, IDA for I75 Business Park & Airport
             Project, 3.00%, 7/1/20 (a)..............................     3,250,000
  3,050,000  Municipal Electric Authority of Georgia, 3.30%, 7/11/01
             (b).....................................................     3,050,000
                                                                       ------------
                                                                         17,074,721
                                                                       ------------
             ILLINOIS--4.3%
    900,000  Chicago Equipment Notes, BAN, 4.375%, 10/4/01 (b).......       900,000
  1,000,000  Chicago, WSR, 2.90%, 11/1/30 (a)........................     1,000,000
  1,000,000  Illinois DFA for Con Edison Series C, 2.90%, 3/1/09
             (a).....................................................     1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             ILLINOIS (CONTINUED)
$ 3,300,000  Illinois DFA for Shakespeare Project, 2.97%, 1/1/19
             (a).....................................................  $  3,300,000
  2,000,000  Illinois EFA, 3.20%, 6/6/01 (a).........................     2,000,000
  2,000,000  Illinois EFA for Lake County Family YMCA, 3.00%, 11/1/30
             (a).....................................................     2,000,000
    900,000  Illinois EFA for Museum National History, 3.00%, 11/1/25
             (a).....................................................       900,000
    400,000  Illinois HFAR Series F, 2.95%, 8/1/15 (a)...............       400,000
  1,805,000  Illinois HFAR, for Community Hospital Series C, 3.20%,
             10/1/15 (a).............................................     1,805,000
  1,200,000  Illinois HFAR, for Saint Lukes Medical Series B, 2.95%,
             11/15/22 (a)............................................     1,200,000
  2,000,000  McCook County for Saint Andrews, 3.05%, 12/1/21 (a).....     2,000,000
    200,000  Naperville Illinois for Heritage YMCA Group, 3.15%,
             12/1/29 (a).............................................       200,000
  1,465,000  Streamwood IDA for Olde Church Centre Project, 3.45%,
             12/1/14 (a).............................................     1,465,000
                                                                       ------------
                                                                         18,170,000
                                                                       ------------
             INDIANA--1.2%
    520,000  Indiana HFAR for Mental Health & Rehab, 2.95%, 11/1/20
             (a).....................................................       520,000
  1,500,000  Indiana TFA GO Series A, 5.00%, 6/1/01 (b)..............     1,500,000
  1,500,000  Logansport EDA for Modine Mfg. Project, 3.20%, 1/1/08
             (a).....................................................     1,500,000
    500,000  Marshall County EDA for Culver Foundation Project,
             3.05%, 1/1/35 (a).......................................       500,000
  1,200,000  Princeton PCR Series 96, 3.10%, 3/1/19 (a)..............     1,200,000
                                                                       ------------
                                                                          5,220,000
                                                                       ------------
             IOWA--1.0%
  1,000,000  Des Moines HRB for Iowa Methodist Medical Center
             Project, 2.95%, 8/1/15 (a)..............................     1,000,000
  3,230,000  Iowa State School Cash Anticipation Program, 3.875%,
             1/30/02 (b).............................................     3,247,633
                                                                       ------------
                                                                          4,247,633
                                                                       ------------
             KENTUCKY--1.8%
  1,500,000  Ashland Pollution Control Ashland Oil Inc., 2.80%,
             4/1/09 (a)..............................................     1,500,000
    755,000  Covington IDR for Baptist Convalescent, 3.15%, 4/1/19
             (a).....................................................       755,000
  3,000,000  Kentucky Asset/Liability TAN Series B, 5.00%, 6/27/01...     3,001,388
  2,315,000  Lexington Fayette Urban Residential Facilities for
             Richmond Place Assoc. Project, 3.25%, 4/1/02 (b)........     2,315,000
                                                                       ------------
                                                                          7,571,388
                                                                       ------------
             LOUISIANA--3.6%
  2,000,000  Calcasieu Sales Tax District, 2.95%, 9/1/02 (a).........     2,000,000
  1,800,000  Calcasieu Parish IDR, 3.00%, 8/1/04 (a).................     1,800,000
  4,400,000  Louisiana Offshore Terminal Authority, 3.10%, 9/1/06
             (a).....................................................     4,400,000
  2,000,000  Louisiana Offshore Terminal Authority, 3.05%, 9/1/08
             (a).....................................................     2,000,000
  3,650,000  South Louisiana Community Marine, 2.95%, 7/1/21 (a).....     3,650,000
  1,600,000  West Ouachita Parish, GO, 4.75%, 3/1/02 (b).............     1,618,312
                                                                       ------------
                                                                         15,468,312
                                                                       ------------
             MARYLAND--0.4%
  1,000,000  Maryland Water Quality GO prefunded 9/1/01 @102, 7.10%,
             9/1/13 (b)..............................................     1,026,480
    600,000  Maryland Health & Higher Education Auth. for Hospital
             Closure Issue, Series A, 2.95%, 11/1/49 (a).............       600,000
                                                                       ------------
                                                                          1,626,480
                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             MASSACHUSETTS--11.3%
$14,300,000  Massachusetts Water Authority Service, Series C, 2.80%,
             8/1/37 (a)..............................................  $ 14,300,000
  2,500,000  Bridgewater Raynham Regional School District BAN, GO,
             4.50%, 12/28/01.........................................     2,503,438
  1,650,000  Dracut BAN, 4.50%, 9/27/01..............................     1,651,289
  3,200,000  Holliston BAN, 4.75%, 12/13/01..........................     3,207,197
    170,000  Holyoke Water Power Project, 2.75%, 5/1/22 (a)..........       170,000
  1,500,000  Lee BAN, 4.75%, 10/17/01................................     1,502,172
  3,755,100  Marlborough BAN, 5.00%, 6/22/01.........................     3,755,967
    150,000  Massachusetts DFA for Elder Hostel Inc., 2.85%, 8/1/30
             (a).....................................................       150,000
  1,135,000  Massachusetts DFA for Notre Dame Health Care, 3.00%,
             10/1/29 (a).............................................     1,135,000
  1,200,000  Massachusetts DFA for Smith College, 2.70%, 7/1/24
             (a).....................................................     1,200,000
    100,000  Massachusetts HEFA for Brigham & Women's Hospital,
             2.75%, 7/1/17 (a).......................................       100,000
  3,700,000  Massachusetts HEFA for Capital Asset Program, Series E,
             3.05%, 1/1/35 (a).......................................     3,700,000
    200,000  Massachusetts HEFA for Falmouth Assisted Living, Series
             A, 2.75%, 11/01/26 (a)..................................       200,000
    900,000  Massachusetts HEFA for Hallmark, Series B, 2.85%, 7/1/27
             (a).....................................................       900,000
    600,000  Massachusetts HEFA for Newton Wellesley, 2.40%, 7/1/25
             (a).....................................................       600,000
  1,200,000  Massachusetts HEFA for Wellesley College, Issue E,
             2.80%, 7/1/22 (a).......................................     1,200,000
  1,029,000  Massachusetts IDR for Lower Mills Association, 2.85%,
             12/1/20 (a).............................................     1,029,000
  9,500,000  Plainville BAN, 4.50%, 7/19/01..........................     9,503,652
  1,400,000  Yarmouth, BAN, 4.00%, 6/20/01...........................     1,400,720
                                                                       ------------
                                                                         48,208,435
                                                                       ------------
             MICHIGAN--2.5%
  3,150,000  Delta County EDC for Mead Escambia Paper, Series D,
             3.10%, 12/1/23 (a)......................................     3,150,000
    365,000  Garden City HFAR for Garden City Hospital, 3.05%, 9/1/26
             (a).....................................................       365,000
  1,050,000  Grand Rapids Water Supply System, 2.90%, 1/1/20 (a).....     1,050,000
  1,155,000  Jackson County EDC for Thrifty Leoni Inc. Project,
             3.20%, 12/1/14 (a)......................................     1,155,000
  1,290,000  Michigan Job Development Authority for Wyandotte Court,
             3.20%, 12/1/09 (a)......................................     1,290,000
  2,000,000  Michigan for New Center Development, 4.00%, 10/1/01
             (b).....................................................     2,004,934
  1,015,000  Michigan Strategic Food Ltd. for Allen Group Inc.
             Project, 2.80%, 11/1/25 (a).............................     1,015,000
    620,000  Michigan Strategic Food Ltd. for Muskegon Village,
             2.95%, 8/15/34 (a)......................................       620,000
                                                                       ------------
                                                                         10,649,934
                                                                       ------------
             MINNESOTA--0.5%
  2,200,000  Minneapolis St. Paul Airport, 3.00%, 6/8/01 (b).........     2,200,000
                                                                       ------------
             MISSISSIPPI--0.3%
  1,400,000  Perry County, Leaf River Forest, 3.10%, 3/1/02 (a)......     1,400,000
                                                                       ------------
             MISSOURI--1.0%
  1,700,000  Kansas City IDA for Refresh Health Services, 3.25%,
             10/15/14 (a)............................................     1,700,000
  1,800,000  Jefferson County IDA for Westview Nursing Home, 3.00%,
             3/1/08 (a)..............................................     1,800,000
    400,000  Missouri DFA for Union Station Project, Series B, 3.25%,
             12/1/03 (a).............................................       400,000
    335,000  Platte County, IDR for Platte Care Facility, 3.35%,
             10/1/10 (a).............................................       335,000
                                                                       ------------
                                                                          4,235,000
                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             NEBRASKA--2.3%
$   390,000  Buffalo County Series 85, 3.15%, 2/1/15 (a).............  $    390,000
  3,700,000  Lancaster County HRB for Immanuel Health Systems Series
             A, 3.15%, 7/1/30 (a)....................................     3,700,000
  5,615,000  Nebraska Public Power District, 5.00%, 1/1/02 (b).......     5,668,642
                                                                       ------------
                                                                          9,758,642
                                                                       ------------
             NEVADA--1.7%
  2,000,000  Bear County, 2.90%, 10/1/14 (a).........................     2,000,000
  1,000,000  Clark County School District, GO, 7.25%, 6/15/02 (b)....     1,043,101
  2,765,000  Henderson HFA for MFH Pueblo, 3.20%, 8/1/26 (a).........     2,765,000
  1,535,000  Las Vegas Flood Control, GO, 4.25%, 4/1/02 (b)..........     1,548,453
                                                                       ------------
                                                                          7,356,554
                                                                       ------------
             NEW JERSEY--2.4%
  1,000,000  Essex County Improvement Authority, 2.70%, 12/1/25
             (a).....................................................     1,000,000
  1,465,000  Jefferson Township, BAN 3.50%, 2/15/02..................     1,467,408
    300,000  Jersey City IDA for Dixon Mills Apartments, 2.55%,
             5/15/30 (a).............................................       300,000
    900,000  Mercer County Children's Home Project, 2.85%, 4/1/10
             (a).....................................................       900,000
    505,000  New Jersey EDA for Bethany Baptist Fund, 2.85%, 3/1/18
             (a).....................................................       505,000
    925,000  New Jersey EDA for Catholic Community Services, 2.90%,
             11/1/13 (a).............................................       925,000
    200,000  New Jersey EDA for Saint James Prep. School, 2.80%,
             12/1/27 (a).............................................       200,000
  1,600,000  New Jersey EDA for Public Service Electric and Gas,
             2.50%, 9/1/12 (a).......................................     1,600,000
  1,500,000  New Jersey EDA for Urban League Project, 2.85%, 8/1/19
             (a).....................................................     1,500,000
    400,000  New Jersey EDA for Water Project, Series B, 3.20%,
             11/1/25 (a).............................................       400,000
    685,000  New Jersey EFA for College of New Jersey, Series A,
             2.70%, 7/1/29 (a).......................................       685,000
    100,000  New Jersey Sports Expo Authority, Series C, 2.65%,
             9/1/24 (a)..............................................       100,000
    800,000  New Jersey Turnpike Authority, Series 91D, 2.70%, 1/1/18
             (a).....................................................       800,000
                                                                       ------------
                                                                         10,382,408
                                                                       ------------
             NEW YORK--22.5%
  3,505,000  Beacon BAN, 4.75%, 8/17/01..............................     3,507,048
  3,000,000  Burnt Hills-Ballston Lake School District TAN Series A,
             5.00%, 6/29/01..........................................     3,001,279
  5,000,000  Chatauqua County TAN, 3.50%, 12/20/01...................     5,017,555
  1,010,000  Chemung County IDA for Civic Arnot Ogden Medical Center,
             2.70%, 3/1/19 (a).......................................     1,010,000
  3,675,000  Colonie BAN, 5.00%, 7/27/01.............................     3,678,158
  6,275,000  Cortland County BAN, 3.75%, 3/8/02......................     6,296,421
  4,800,000  Eastchester School District TAN, 5.00%, 6/29/01.........     4,802,125
 10,000,000  Jay Street Development Corp, Series A1, 2.75%, 5/1/22
             (a).....................................................    10,000,000
  1,500,000  Jay Street Development Corp., Series A3, 2.65%, 5/1/21
             (a).....................................................     1,500,000
  1,200,000  Long Island Power Authority Series 1A, 3.00%, 5/1/33
             (a).....................................................     1,200,000
  9,600,000  Metropolitan Transit Authority Series 98, 3.20%, 6/19/01
             (b).....................................................     9,600,000
  2,600,000  New York City GO, Series A4, 3.00%, 8/1/22 (a)..........     2,600,000
  2,600,000  New York City GO, Series A4, 3.00%, 8/1/23 (a)..........     2,600,000
  1,000,000  New York City GO, Series A7, 3.05%, 8/1/20 (a)..........     1,000,000
    400,000  New York City GO, Series B, 3.25%, 8/15/17 (a)..........       400,000
  2,600,000  New York City GO, Series C, 3.25%, 10/1/23 (a)..........     2,600,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             NEW YORK (CONTINUED)
$   100,000  New York City GO, Series E5, 3.25%, 8/1/09 (a)..........  $    100,000
  2,000,000  New York City GO, Series E5, 3.25%, 8/1/16 (a)..........     2,000,000
  2,900,000  New York City GO, Series E6, 3.00%, 8/1/19 (a)..........     2,900,000
  5,000,000  New York City GO, Series F6, 2.75%, 2/15/18 (a).........     5,000,000
  1,000,000  New York City Health & Hospital, Series C, 2.70%,
             2/15/26 (a).............................................     1,000,000
    690,000  New York City Health & Hospital, Series F, 2.80%,
             2/15/26 (a).............................................       690,000
  5,300,000  New York City Water Financial Authority WSR, 2.95%,
             6/15/25 (a).............................................     5,300,000
  2,300,000  New York City Water Financial Authority WSR, Series G,
             3.00%, 6/15/24 (a)......................................     2,300,000
  6,740,000  New York State Job Development Authority, Series E,
             2.70%, 4/1/25 (a).......................................     6,740,000
  1,771,000  Niagara Wheatfield BAN, 5.00%, 6/28/01..................     1,771,627
  1,800,000  Pearl River School District TAN, 4.87%, 6/28/01.........     1,800,566
  4,762,052  Plattsburg City School District BAN, 4.13%, 8/15/01.....     4,764,425
  3,000,000  Yorktown School District TAN, 5.00%, 6/29/01............     3,001,188
                                                                       ------------
                                                                         96,180,392
                                                                       ------------
             NORTH CAROLINA--2.3%
  3,100,000  Lee County PCR Dev-Trion Inc., 3.10%, 11/1/11 (a).......     3,100,000
  1,000,000  Lenoir Country PCR for Texasgulf, 3.03%, 12/1/03 (a)....     1,000,000
  1,200,000  North Carolina Elderly Facilities for Cardinal Gibbons,
             3.00%, 8/1/14 (a).......................................     1,200,000
  1,300,000  North Carolina Med Care Community Care for Stanley Total
             Living Center, 3.10%, 4/1/18 (a)........................     1,300,000
  3,100,000  Raleigh Durham Airport, American Airlines, 3.10%,
             11/1/15 (a).............................................     3,100,000
                                                                       ------------
                                                                          9,700,000
                                                                       ------------
             NORTH DAKOTA--0.2%
    830,000  North Dakota GO Water Commission for Water Development
             Program, 5.00%, 8/1/01 (b)..............................       832,391
                                                                       ------------
             OHIO--4.2%
    200,000  Cincinnati & Hamilton County Port Authority, EDC for
             Kenwood Office Association, 3.25%, 9/1/25 (a)...........       200,000
    200,000  Cuyahoga County EDA for The Cleveland Orchestra, 3.05%,
             4/1/28 (a)..............................................       200,000
    100,000  Cuyahoga County HRB for Cleveland Clinic, Series A,
             2.90%, 1/1/26 (a).......................................       100,000
     95,000  Cuyahoga County HRB for University Hospital Cleveland,
             3.10%, 1/1/16 (a).......................................        95,000
    975,000  Cuyahoga County IDA for Allen Group Project, 2.90%,
             12/1/15 (a).............................................       975,000
     50,000  Delaware County IDR for Radiation Sterilizers, 3.75%,
             12/1/04 (a).............................................        50,000
  3,150,000  Franklin County MFH for US Health Corp. Series B, 3.13%,
             12/1/20 (a).............................................     3,150,000
    100,000  Franklin County HRB for US Health Corp., Series 96A,
             2.95%, 12/1/21 (a)......................................       100,000
    330,000  Hamilton County, Bethesda Hospital, 2.85%, 2/15/24
             (a).....................................................       330,000
    230,000  Hamilton County HRB for Health Alliance Series A, 2.85%,
             1/1/18 (a)..............................................       230,000
  1,425,000  Indian Hill EDC for Cincinnati County Day School, 3.15%,
             5/1/19 (a)..............................................     1,425,000
    550,000  Lucas County HFR for Lutheran Homes Society Project,
             2.95%, 11/1/19 (a)......................................       550,000
    150,000  Ohio Air Quality DAR for Duquesne Light, 3.05%, 10/1/27
             (a).....................................................       150,000
    200,000  Ohio Air Quality DAR for Mead Corp., 3.10%, 10/1/01
             (a).....................................................       200,000
    600,000  Ohio Air Quality DAR for Pollution Control Cincinatti
             Gas, Series B, 3.00%--3.10%, 9/1/30 (a).................       600,000
     15,000  Ohio Air Quality DAR for Pollution Control Ohio Edison,
             Series C, 3.10%, 6/1/23 (a).............................        15,000
    300,000  Ohio Air Quality DAR for Timken County Project, 2.95%,
             6/1/01 (a)..............................................       300,000
    640,000  Ohio WDA for Cleveland Electric, 3.00%, 8/1/20 (a)......       640,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             OHIO (CONTINUED)
$   800,000  Ohio WDA for, 3.05%, 4/1/24 (a).........................  $    800,000
  5,650,000  Ohio PCR for Toledo Edison, 3.10%, 4/1/24 (a)...........     5,650,000
  1,205,000  Ottawa County Hospital Facilities Luther Home of Mercy
             Project, 3.10%, 10/1/17 (a).............................     1,205,000
  1,140,000  Sharonville IDA for Edgecomb Metals Inc., 3.00%, 11/1/09
             (a).....................................................     1,140,000
                                                                       ------------
                                                                         18,105,000
                                                                       ------------
             OKLAHOMA--0.4%
    500,000  Oklahoma City Christian College Revenue Bonds, 3.30%,
             7/1/25 (a)..............................................       500,000
  1,000,000  Tulsa IDR for Park Chase Apartment, Series A-1, 2.95%,
             12/15/29 (a)............................................     1,000,000
                                                                       ------------
                                                                          1,500,000
                                                                       ------------
             OREGON--1.1%
  1,625,000  Oregon Department of Administration GO, 4.12%, 4/1/02
             (b).....................................................     1,636,518
  1,200,000  Oregon Veterans Authority Series 73E, 2.85%, 12/1/16
             (a).....................................................     1,200,000
    500,000  Portland MFHR for South Park Block Project A, 3.10%,
             12/1/11 (a).............................................       500,000
  1,510,000  Washington County School District GO prefunded 9/1/01 @
             100, 6.50%, 9/1/11 (b)..................................     1,521,808
                                                                       ------------
                                                                          4,858,326
                                                                       ------------
             PENNSYLVANIA--4.3%
    100,000  Allegheny County HEFA for Children's Hospital, 2.95%,
             12/1/15 (a).............................................       100,000
    680,000  Berks County IDA for Visiting Nurse Assoc. Series A,
             3.10%, 12/1/15 (a)......................................       680,000
    300,000  Bucks County IDA for Edgcomb Metals Co., 3.00%, 10/1/09
             (a).....................................................       300,000
    100,000  Chartier Valley IDA for 1133 Penn. Ave. Assoc., Series
             A, 3.05%, 8/1/07 (a)....................................       100,000
  1,200,000  Dauphin County General Authority Revenue Bonds, 4.45%,
             9/1/01..................................................     1,203,376
    195,000  Dauphin County General Authority Revenue Bonds, 3.03%,
             11/1/17 (a).............................................       195,000
    350,000  Delaware County IDA for Environmental Improvement for
             Sunoco Inc, 3.00%, 11/1/33 (a)..........................       350,000
    350,000  Emmaus General Authority Pooled Program, 2.95%, 12/1/28
             (a).....................................................       350,000
    660,000  Franklin Regional School District GO, 5.25%, 10/1/01
             (b).....................................................       664,208
  1,000,000  Harrisburg, 3.03%, 3/1/34 (a)...........................     1,000,000
    500,000  Lancaster County GO Series 2000, 3.03%, 5/1/30 (a)......       500,000
  1,700,000  Lancaster County HRB for Bretheren Village, 3.03%,
             6/15/20 (a).............................................     1,700,000
  1,895,000  Montgomery County IDA for Girl Scouts, 3.10%, 2/1/25
             (a).....................................................     1,895,000
    300,000  Northeastern PA Hospital, HEFA, 3.15%, 1/1/24 (a).......       300,000
  1,000,000  Penn State IDR GO prefunded 7/1/01 @102, 7.00%, 1/11/11
             (b).....................................................     1,020,244
    400,000  Pennsylvania Higher Education Facility Authority for
             Temple University, 3.00%, 10/1/09 (a)...................       400,000
  1,240,000  Philadelphia IDA for Greater Health of Philadelphia,
             3.10%, 1/1/14 (a).......................................     1,240,000
    400,000  Philadelphia IDA for Performing Arts, 2.95%, 6/1/25
             (a).....................................................       400,000
  1,740,000  Philadelphia MFH for Harbor View Tower Project, 3.05%,
             11/1/27 (a).............................................     1,740,000
    400,000  Sayre HFA VHA Series 85, 2.90%, 12/1/20 (a).............       400,000
    300,000  Schuykill County IDA Series 2000, 3.00%, 12/1/22 (a)....       300,000
  2,400,000  Scranton-Lackawanna Counties for University of Scranton
             Project, 3.25%, 11/1/01 (b).............................     2,400,000
    500,000  Washington County for Higher Education Pooled Equipment,
             3.10%, 11/1/05 (a)......................................       500,000
    455,000  York General Authority Pooled Financing, 2.95%, 9/1/26
             (a).....................................................       455,000
                                                                       ------------
                                                                         18,192,828
                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             PUERTO RICO--0.1%
$   410,000  Puerto Rico Government, 2.55%, 12/1/15 (a)..............  $    410,000
                                                                       ------------
             RHODE ISLAND--1.8%
  5,000,000  Coventry BAN, 3.25%, 12/12/01...........................     5,005,158
  2,500,000  Rhode Island Health, Moses Brown School, 3.05%, 3/1/30
             (a).....................................................     2,500,000
                                                                       ------------
                                                                          7,505,158
                                                                       ------------
             SOUTH DAKOTA--0.2%
  1,000,000  South Dakota Building Authority Lease GO, 4.60%, 12/1/01
             (b).....................................................     1,006,562
                                                                       ------------
             TENNESSEE--1.2%
    695,000  Chattanooga IDA for Baylor School Project, 3.05%,
             11/1/16 (a).............................................       695,000
  3,500,000  Hamilton County Trade Ctr Hotel, 3.10%, 9/1/16 (a)......     3,500,000
  1,000,000  Knoxville Electric System Utility, 3.05%, 1/15/05 (a)...     1,000,000
                                                                       ------------
                                                                          5,195,000
                                                                       ------------
             TEXAS--2.4%
  1,500,000  Dallas Texas Civic Center GO, 6.00%, 8/15/01 (b)........     1,508,654
  3,500,000  Lone Star Airport, 3.15%, 12/1/14 (a)...................     3,500,000
  1,100,000  Port Arthur IDC for American Petrofina, 3.05%, 5/1/03
             (a).....................................................     1,100,000
  1,100,000  Texas Tech University GO, 4.00%, 2/15/02 (b)............     1,106,430
  3,000,000  Texas TRAN, Series A, 5.25%, 8/31/01....................     3,006,959
                                                                       ------------
                                                                         10,222,043
                                                                       ------------
             VIRGINIA--3.3%
  2,565,000  Albemarle County IDA for University Health Services,
             2.95%, 10/1/22 (a)......................................     2,565,000
  1,405,000  Alexandria County IDA for Pooled Loan Project, Series A,
             3.00%, 7/1/26 (a).......................................     1,405,000
  1,640,000  Chesapeake County IDA for Indl Dev-Ltd Assoc, 3.10%,
             3/1/11 (a)..............................................     1,640,000
     50,000  Clarke County IDA for Winchester Medical Center, 3.15%,
             1/1/30 (a)..............................................        50,000
    940,000  Henrico County IDA for Health Heritage, 3.00%, 8/1/23
             (a).....................................................       940,000
    965,000  Hampton County MFH for Shoreline Apartments, 3.00%,
             12/1/19 (a).............................................       965,000
    730,000  Loudoun County IDA for Falcons Landings, 2.90%, 11/1/28
             (a).....................................................       730,000
    375,000  Lynchburg County IDA HRB for VHA Mid Atlantic States
             Inc., 2.97%, 12/1/25 (a)................................       375,000
  1,310,000  Newport News MFH for Newport--Oxford Project, 3.15%,
             11/1/06 (a).............................................     1,310,000
    425,000  Norfolk IDA for Hospital Facilities-Children, 3.00%,
             6/1/20 (a)..............................................       425,000
    105,000  Peninsula Ports Authority, 3.10%--3.15%, 7/1/16 (a).....       105,000
    765,000  Richmond County IDA for Ninth & Cary Association, 3.00%,
             9/1/10 (a)..............................................       765,000
  3,015,000  Roanoke County IDA for Friendship Manor, 3.00%, 8/1/13
             (a).....................................................     3,015,000
                                                                       ------------
                                                                         14,290,000
                                                                       ------------
             WASHINGTON--0.3%
  1,100,000  Washington Public Power Supply prefunded 7/1/01 @102,
             6.50%, 7/1/18 (b).......................................     1,123,727
                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2001 (CONTINUED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
 ---------   ----------------------------------                          --------
             WISCONSIN--0.5%
$ 1,000,000  Wisconsin State Health GO for Columbia Hospital, 6.30%,
             5/1/02 (b)..............................................  $  1,030,241
  1,000,000  Wisconsin State Health GO prefunded @100 6.12%, 11/15/01
             (b).....................................................     1,012,200
                                                                       ------------
                                                                          2,042,441
                                                                       ------------

               TOTAL INVESTMENTS (COST $421,151,787)...............      98.6%  421,151,787
               OTHER ASSETS, LESS LIABILITIES......................       1.4     6,154,465
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $427,306,252
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
               SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
               INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
               TO THE NET ASSETS OF EACH CLASS:
               296,243,899 SHARES CLASS R....................................         $1.00
                                                                               ============
               85,351,642 SHARES CLASS TREASURER'S TRUST.....................         $1.00
                                                                               ============
               45,710,711 SHARES CLASS 25....................................         $1.00
                                                                               ============

-----------------

(a) Variable rate securities. The interest rates, as reported on May 31, 2001, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by letters of credit or other credit agreements.

                           SECURITY TYPE ABBREVIATIONS
BAN     --  Bond Anticipation Notes
COP     --  Certificate of Participation
DAR     --  Development Authority Revenue Bonds
DFA     --  Development Finance Authority Revenue Bonds
EDA     --  Economic Development Authority Revenue Bonds
EDC     --  Economic Development Corporation
EFA     --  Educational Facilities Authority
GO      --  General Obligation Bonds
HEFA    --  Health & Education Facilities Authority
HFA     --  Housing Finance Authority
HFAR    --  Health Facilities Authority Revenue Bonds
HFR     --  Health Facilities Revenue Bonds
HRB     --  Hospital Revenue Bonds
IDA     --  Industrial Development Authority Revenue Bonds
IDC     --  Industrial Development Corporation Revenue Bonds
IDR     --  Industrial Development Agency Revenue Bonds
MFHR    --  Multifamily Facilities Housing Revenue Bonds
MFH     --  Multi-family Housing Revenue Bonds
PCR     --  Pollution Control Revenue Bonds
TAN     --  Tax Anticipation Notes
TFA     --  Transportation Finance Authority Highway Revenue Bonds
TRAN    --  Tax & Revenue Anticipation Notes
WDA     --  Water Development Authority
WSR     --  Water & Sewer Revenue Bonds
VHA     --  Voluntary Hospital of America

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2001

INTEREST INCOME (Note 1)..........................               $12,137,808
                                                                 -----------

EXPENSES (Note 2)
  Comprehensive management fee:
        Class R...................................                 2,487,449
        Class Treasurer's Trust...................                     4,173
        Class 25..................................                       943
  Distribution (12b-1) fees:
        Class R...................................                   617,671
  Trustees fees...................................                    17,623
                                                                 -----------
    Total Expenses................................                 3,127,859
                                                                 -----------

NET INVESTMENT INCOME, representing Net Increase
  in Net Assets from Investment Operations........               $ 9,009,949
                                                                 ===========

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              YEAR ENDED MAY 31,
                                                       --------------------------------
                                                            2001             2000
                                                       ---------------  ---------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income.................               $     9,009,949  $     7,438,679
                                                       ---------------  ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (NOTE 1):
  Net investment income
        Class R.........................                    (8,981,171)      (7,438,679)
        Class Treasurer's Trust.........                       (17,800)
        Class 25........................                       (10,978)
                                                       ---------------  ---------------
                                                            (9,009,949)      (7,438,679)
                                                       ---------------  ---------------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Net proceeds from sale of shares......                 1,381,599,915    1,476,564,219
  Dividends reinvested..................                     9,009,949        7,438,679
  Cost of shares redeemed...............                (1,235,247,966)  (1,504,687,462)
                                                       ---------------  ---------------
                                                           155,361,898      (20,684,564)
                                                       ---------------  ---------------
  Net increase (decrease) in net
    assets..............................                   155,361,898      (20,684,564)

NET ASSETS:
  Beginning of year.....................                   271,944,354      292,628,918
                                                       ---------------  ---------------
  End of year...........................               $   427,306,252  $   271,944,354
                                                       ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Reserve Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. As of May 31, 2001, the Trust's authorized shares of beneficial interest are unlimited and divided into ten (10) series (funds): Interstate, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds. These financial statements and notes apply only to the Interstate Tax-Exempt Fund (the "Fund"). Effective April 9, 2001, the Interstate Tax-Exempt Fund offered eight classes of shares: Class 8, Class 15, Class 25, Class 35, Class 45, Treasurer's Trust, Class 75 and Class R.

     B. Securities are valued at amortized cost which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio's weighted average life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument, and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next interest rate adjustment.

     C. It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional shares.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a comprehensive management fee. The comprehensive management fee, which is accrued daily, includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent cost. Excluded from the definition of customary operating expenses are: interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of disinterested Trustees, for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at annual rates based on the average daily net assets of each class of the Fund, according to the following schedule:

      CLASS 8  CLASS 15  CLASS 25  CLASS 35  CLASS 45  TREASURER'S TRUST  CLASS 75  CLASS R
      -------  --------  --------  --------  --------  -----------------  --------  -------
       0.08%.    0.15%     0.25%     0.35%     0.45%            0.60%       0.55%    0.80%

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     The Fund has adopted a Rule 12b-1 plan which allows the Fund to pay distribution fees for the sale and distribution of its shares. Currently, only Class R and Class 75 participate in the plan. The maximum level of distribution expenses is 0.20% per year of the Fund's average net assets. For the fiscal year ended May 31, 2001, the Fund paid $617,671 in distribution assistance.

(3)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------

     The Fund invests substantially all of its assets in a portfolio of tax-exempt debt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, 86% of the Fund's investments were backed by letters of credit, bond insurance of financial institutions and financial guaranty assurance agencies.

(4)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At May 31, 2001, the Fund's net assets consisted of $427,306 par-value and $426,878,946 additional paid-in-capital.

(6)  CAPITAL SHARE TRANACTIONS:
--------------------------------------------------------------------------------

     For the period ended May 31, 2001, the capital share transactions of each class were as follows:

                                                            TREASURER'S
                                               CLASS R        TRUST*      CLASS 25*
                                           ---------------  -----------  -----------
      Sold...............................    1,249,104,892   86,122,064   46,372,959
      Reinvested.........................        8,981,171       17,800       10,978
      Redeemed...........................   (1,233,786,518)    (788,222)    (673,226)
                                           ---------------  -----------  -----------
      Net Increase.......................       24,299,545   85,351,642   45,710,711
                                           ===============  ===========  ===========

---------------

  *  From May 29, 2001, (Commencement of Class) to May 31, 2001.

For the year ended May 31, 2000, the capital share transactions were as follows:

                                                              CLASS R
                                                          ---------------
      Sold..............................................    1,476,564,219
      Reinvested........................................        7,438,679
      Redeemed..........................................   (1,504,687,462)
                                                          ---------------
      Net decrease......................................      (20,684,564)
                                                          ===============

(7)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods indicated.

                                                    CLASS R
                                         FOR FISCAL YEAR ENDED MAY 31,
                                  -------------------------------------------
      INTERSTATE TAX-EXEMPT FUND   2001     2000     1999     1998     1997
      --------------------------  -------  -------  -------  -------  -------
      Net asset value beginning
        of year................   $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                  -------  -------  -------  -------  -------
      Net investment income from
        investment operations...    .0289    .0267    .0242    .0279    .0256
      Less dividends from net
        investment income......    (.0289)  (.0267)  (.0242)  (.0279)  (.0256)
                                  -------  -------  -------  -------  -------
      Net asset value end of
        year...................   $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                  =======  =======  =======  =======  =======
      Total Return.............      2.95%    2.67%    2.42%    2.79%    2.56%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............   $ 296.2  $ 271.9  $ 292.6  $ 352.9  $ 306.2
      Ratio of expenses to
        average net assets.....      1.01%    1.00%    1.00%     .97%    1.04%
      Ratio of net investment
        income to average net
        assets.................      2.89%    2.60%    2.38%    2.75%    2.52%

--------------------------------------------------------------------------------

                                                TREASURER'S
                                                   TRUST        CLASS 25
                                                PERIOD ENDED  PERIOD ENDED
                                                MAY 31, 2001  MAY 31, 2001
                                                ------------  ------------
      INTERSTATE TAX-EXEMPT FUND                  2001(A)       2001(A)
      --------------------------                ------------  ------------

      Net asset value beginning of period.....    $1.0000       $1.0000
                                                  -------       -------
      Net investment income from investment
        operations............................      .0002         .0002
      Less dividends from net investment
        income................................     (.0002)       (.0002)
                                                  -------       -------
      Net asset value end of period...........    $1.0000       $1.0000
                                                  =======       =======
      Total Return............................       0.02%         0.02%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....    $  85.4       $  45.7
      Ratio of expenses to average net assets
        (b)...................................       0.60%         0.25%
      Ratio of net investment income to
        average net assets (b)................       2.56%         2.91%

---------------

(a)  From May 29, 2001 (Commencement of Class) to May 31, 2001.
(b)  Annualized.

                                ---------------

                      FEDERAL TAX INFORMATION (UNAUDITED)

                                ---------------

The dividends distributed by the Fund are "exempt interest dividends" for federal tax purposes.

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Trustees of Interstate Tax-Exempt Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Interstate Tax-Exempt Fund (the "Fund"; one of ten portfolios constituting Reserve Tax-Exempt Trust) at May 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
June 27, 2001